EMPLOYEE RELATED LIABILITIES (Schedule of Assets Measured at Fair Value) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in mutual funds
Total assets measured at fair value
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in mutual funds	25,985	24,454
Total assets measured at fair value	25,985	24,454
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in mutual funds
Total assets measured at fair value